Personnel expenses - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expense
Pension expense	kr 4.0	kr 6.0	kr 8.0
Expected weighted average remaining service time for active employees	10 years 5 months 23 days	11 years 8 months 4 days
Expected weighted average duration for the present value	15 years 9 months 21 days	15 years 9 months
Average salary for active employees	kr 0.9	kr 0.9
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years